APPROPRIATION OF RETAINED EARNINGS UNDER PRINCIPAL OPERATING SUBSIDIARIES´ LOCAL LAWS AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS	12 Months Ended
Dec. 31, 2024
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
APPROPRIATION OF RETAINED EARNINGS UNDER PRINCIPAL OPERATING SUBSIDIARIES´ LOCAL LAWS AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS	APPROPRIATION OF RETAINED EARNINGS UNDER PRINCIPAL OPERATING SUBSIDIARIES´ LOCAL LAWS AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS
Under local laws, the principal subsidiaries of the Company located in the countries listed below must appropriate at least the specified percentage of their annual net income to a legal reserve, until such reserve equals the cap percentage of its share capital, as outlined for each country.

Country	% of yearly net income	% of capital
Luxembourg and France	5%	10%
Argentina, Uruguay, Mexico, Italy and Romania	5%	20%
Spain and Peru	10%	20%
Colombia, United Kingdom, Brazil, Chile, India, Saudi Arabia, United States of America.	No legal requirement	No legal requirement

Pursuant to its pertaining by-laws, Sistemas Colombia S.A.S. must allocate at least 10% of the net income of the year to a special reserve until such reserve equals 50% of its share capital; and Globant Arabia Ltd. must allocate at least 10% of the net profits of the year to a special reserve until such reserve equals 30% of its share capital.

As of December 31, 2024 the statutory and/or by-laws reserves of the following entities are not yet fully integrated: IAFH Global S.A., IAFH Globant Mexico IT S. de R.L. de C.V., Globant Peru S.A.C., Software Product Creation S.L., Pentalog Romania S.R.L. and Globant France S.A.S (previously Pentalog France S.A.S).